Note 7 - Federal Home Loan Bank Advances (Detail) (USD $)	12 Months Ended							3 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2011	Dec. 31, 2011 Modified Advances [Member] QCBT [Member]	Mar. 31, 2011 Modified Advances [Member] QCBT [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2011 QCBT [Member]	Dec. 31, 2012 QCBT [Member]	Dec. 31, 2012 Securities (Assets) [Member]	Dec. 31, 2011 Securities (Assets) [Member]	Dec. 31, 2012 Loans Receivable [Member]	Dec. 31, 2011 Loans Receivable [Member]	Dec. 31, 2012 Modified Advances [Member]
Federal Home Loan Bank Stock	$ 11,516,800	$ 11,986,400
Repayments of Federal Home Loan Bank Borrowings								15,000,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Weighted Average Interest Rate	2.29%		3.37%		4.33%			4.87%	3.35%
	832,099
Advances from Federal Home Loan Banks	204,750,000	202,350,000		20,350,000										13,000,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged										$ 18,959,669	$ 14,095,430	$ 423,179,584	$ 413,662,493
FHLB Collateral Maintenance Levels						125.00%	333.00%